OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
As of December 31, 2021 and 2020, other current liabilities within the Consolidated Balance Sheets is comprised of:

(in thousands of $)	2021	2020
Accrued expenses	(12,607)	(14,013)
Deferred charter revenue	(26,873)	(25,341)
Other current liabilities	(2,901)	(57)
Provisions	(606)	(836)
Total other current liabilities	(42,987)	(40,247)